Consolidated statement of comprehensive income $ in Thousands	12 Months Ended				18 Months Ended
	Apr. 30, 2017 USD ($) $ / shares		Apr. 30, 2016 USD ($) $ / shares		Oct. 31, 2018 USD ($) $ / shares
Continuing operations [Abstract]
Revenue	$ 1,077,273	[1],[2],[3]	$ 991,233	[2],[4],[5]	$ 4,754,398
Cost of sales	(216,412)	[1]	(202,530)	[4]	(1,259,306)
Gross profit	860,861	[1]	788,703	[4]	3,495,092
Selling and distribution costs	(363,133)	[1]	(312,610)	[4]	(1,670,000)
Research and development expenses	(122,824)	[1]	(117,395)	[4]	(659,413)
Administrative expenses	(147,512)	[1]	(111,502)	[4]	(788,855)
Operating profit	227,392	[1]	247,196	[4]	376,824
Finance costs	(96,824)	[1]	(98,357)	[4]	(350,366)
Finance income	979	[1]	1,009	[4]	7,654
Net finance costs	(95,845)	[1]	(97,348)	[4]	(342,712)
Profit/(loss) before tax	131,547	[1],[6]	149,848	[4],[6]	34,112
Taxation	(7,464)	[1],[6],[7]	(13,869)	[4],[6],[7]	673,081
Profit/(loss) from continuing operations	124,083	[1],[6],[8]	135,979	[4],[6],[8]	707,193
Profit from discontinued operation (attributable to equity shareholders of the company)	33,720	[1],[6],[8]	26,993	[4],[6],[8]	76,940
Profit for the period	157,803	[1],[8]	162,972	[4],[8]	784,133
Attributable to:
Equity shareholders of the company	157,906	[1],[6]	162,894	[4],[6]	784,048
Non-controlling interests	(103)	[1],[6]	78	[4],[6]	85
Continuing operations
Actuarial (loss)/gain on pension schemes liabilities	(217)	[1]	1,695	[4]	(8,949)
Actuarial (loss)/gain on non-plan pension assets	318	[1]	1,951	[4]	(5,258)
Deferred tax movement	(62)	[1]	(333)	[4]	3,754
Discontinued operation:
Actuarial (loss)/gain on pension schemes liabilities	619	[1]	1,002	[4]	(1,465)
Actuarial loss on non-plan pension assets	(188)	[1]	1,153	[4]	(529)
Deferred tax movement	(263)	[1]	(1,412)	[4]	527
Items that may be subsequently reclassified to profit or loss
Cash flow hedge movements					86,381
Deferred tax movement					(16,413)
Currency translation differences - continuing operations	(4,942)	[1]	(2,871)	[4]	(29,456)
Currency translation differences - discontinued operation	(1,011)	[1]	(587)	[4]	713
Other comprehensive income/(expense) for the period	(5,746)	[1]	598	[4]	29,305
Total comprehensive income/(expense) for the period	152,057	[1]	163,570	[4]	813,438
Attributable to:
Equity shareholders of the company	152,160	[1]	163,492	[4]	813,353
Non-controlling interests	(103)	[1]	78	[4]	85
Total comprehensive income/(expense) attributable to the equity shareholders of the company arises from:
Continuing operations	119,180	[1]	133,061	[4]	737,252
Discontinued operations	$ 32,877	[1]	$ 30,509	[4]	$ 76,186
From continuing and discontinued operations
Basic (in dollars per share) | (per share)	$ 0.6888	[1],[6]	$ 0.7450	[4],[6]	$ 2.0170
Diluted (in dollars per share) | (per share)	0.6651	[1],[6]	0.7161	[4],[6]	1.9617
From continuing operations
Basic (in dollars per share) | (per share)	0.5417	[1],[6]	0.6240	[4],[6]	1.8191
Diluted (in dollars per share) | (per share)	$ 0.5231	[1],[6]	$ 0.5997	[4],[6]	$ 1.7692
Before Exceptional Items [Member]
Continuing operations [Abstract]
Revenue	$ 1,077,273	[1]	$ 991,233	[4]	$ 4,754,398
Cost of sales	(213,463)	[1]	(200,358)	[4]	(1,193,898)
Gross profit	863,810	[1]	790,875	[4]	3,560,500
Selling and distribution costs	(357,654)	[1]	(308,238)	[4]	(1,630,785)
Research and development expenses	(116,032)	[1]	(116,137)	[4]	(642,061)
Administrative expenses	(65,474)	[1]	(91,451)	[4]	(372,674)
Operating profit	324,650	[1]	275,049	[4]	914,980
Finance costs	(96,824)	[1]	(98,357)	[4]	(344,040)
Finance income	979	[1]	1,009	[4]	7,101
Net finance costs	(95,845)	[1]	(97,348)	[4]	(336,939)
Profit/(loss) before tax	228,805	[1]	177,701	[4]	578,041
Taxation	(19,097)	[1]	(20,704)	[4]	(125,115)
Profit/(loss) from continuing operations	209,708	[1]	156,997	[4]	452,926
Profit from discontinued operation (attributable to equity shareholders of the company)	33,720	[1]	26,993	[4]	76,940
Profit for the period	243,428	[1]	183,990	[4]	529,866
Attributable to:
Equity shareholders of the company	243,531	[1]	183,912	[4]	529,781
Non-controlling interests	(103)	[1]	78	[4]	85
Continuing operations
Actuarial (loss)/gain on pension schemes liabilities	(217)	[1]	1,695	[4]	(8,949)
Actuarial (loss)/gain on non-plan pension assets	318	[1]	1,951	[4]	(5,258)
Deferred tax movement	(62)	[1]	(333)	[4]	3,754
Discontinued operation:
Actuarial (loss)/gain on pension schemes liabilities	619	[1]	1,002	[4]	(1,465)
Actuarial loss on non-plan pension assets	(188)	[1]	1,153	[4]	(529)
Deferred tax movement	(263)	[1]	(1,412)	[4]	527
Items that may be subsequently reclassified to profit or loss
Cash flow hedge movements					86,381
Deferred tax movement					(16,413)
Currency translation differences - continuing operations	(4,942)	[1]	(2,871)	[4]	(29,456)
Currency translation differences - discontinued operation	(1,011)	[1]	(587)	[4]	713
Other comprehensive income/(expense) for the period	(5,746)	[1]	598	[4]	29,305
Total comprehensive income/(expense) for the period	237,682	[1]	184,588	[4]	559,171
Attributable to:
Equity shareholders of the company	237,785	[1]	184,510	[4]	559,086
Non-controlling interests	(103)	[1]	78	[4]	85
Total comprehensive income/(expense) attributable to the equity shareholders of the company arises from:
Continuing operations	204,805	[1]	154,079	[4]	482,985
Discontinued operations	32,877	[1]	30,509	[4]	76,186
Exceptional Items Adjustments [Member]
Continuing operations [Abstract]
Revenue	0		0		0
Cost of sales	(2,949)		(2,172)		(65,408)
Gross profit	(2,949)		(2,172)		(65,408)
Selling and distribution costs	(5,479)		(4,372)		(39,215)
Research and development expenses	(6,792)		(1,258)		(17,352)
Administrative expenses	(82,038)		(20,051)		(416,181)
Operating profit	(97,258)		(27,853)		(538,156)
Finance costs	0		0		(6,326)
Finance income	0		0		553
Net finance costs	0		0		(5,773)
Profit/(loss) before tax	(97,258)		(27,853)		(543,929)
Taxation	11,633		6,835		798,196
Profit/(loss) from continuing operations	(85,625)		(21,018)		254,267
Profit from discontinued operation (attributable to equity shareholders of the company)	0		0		0
Profit for the period	(85,625)		(21,018)		254,267
Attributable to:
Equity shareholders of the company	(85,625)		(21,018)		254,267
Non-controlling interests	0		0		0
Continuing operations
Actuarial (loss)/gain on pension schemes liabilities	0		0		0
Actuarial (loss)/gain on non-plan pension assets	0		0		0
Deferred tax movement	0		0		0
Discontinued operation:
Actuarial (loss)/gain on pension schemes liabilities	0		0		0
Actuarial loss on non-plan pension assets	0		0		0
Deferred tax movement	0		0		0
Items that may be subsequently reclassified to profit or loss
Cash flow hedge movements					0
Deferred tax movement					0
Currency translation differences - continuing operations	0		0		0
Currency translation differences - discontinued operation	0		0		0
Other comprehensive income/(expense) for the period	0		0		0
Total comprehensive income/(expense) for the period	(85,625)		(21,018)		254,267
Attributable to:
Equity shareholders of the company	(85,625)		(21,018)		254,267
Non-controlling interests	0		0		0
Total comprehensive income/(expense) attributable to the equity shareholders of the company arises from:
Continuing operations	(85,625)		(21,018)		254,267
Discontinued operations	$ 0		$ 0		$ 0

[1]	The 12 months to April 30, 2017 have been revised to reflect the divestiture of the SUSE business segment (note 19).
[2]	The comparatives for the 12 months to 30 April 2017 and 30 April 2016 have been revised to reflect the divestiture of the SUSE business segment (note 19).
[3]	The comparatives for the 12 months to April 30, 2017 have been revised to reflect the divestiture of the SUSE business segment (note 19).
[4]	The 12 months to April 30, 2016 have been revised to reflect the divestiture of the SUSE business segment (note 19)
[5]	The comparatives for the 12 months to April 30, 2016 have been revised to reflect the divestiture of the SUSE business segment (note 19).
[6]	The comparatives for the 12 months to April 30, 2016 and April 30, 2017 have been revised to reflect the divestiture of the SUSE business segment (note 19).
[7]	The comparatives for the 12 months to April 30, 2017 and April 30, 2016 have been revised to reflect the divestiture of the SUSE business segment (note 19).
[8]	The comparatives for the 12 months ended April 30, 2017 and April 30, 2016 have been revised to reflect the divestiture of the SUSE business segment (note 19).